Shareholder Report, Holdings (Details) - C000014305	Apr. 30, 2026
FR_595112103
Holdings [Line Items]
Percent of Total Investments	5.30%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.40%
FR_166764100
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_458140100
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_701094104
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_929740108
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_65339F101
Holdings [Line Items]
Percent of Total Investments	2.50%
NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	34.20%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.90%
SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.50%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.50%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.60%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.30%